Loans, borrowings, cash and cash equivalents and short-term investments (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross	$ 12,860	$ 11,647
Current borrowings. gross	910	824
Accrued charges	$ 177	167
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.08%
Non-current portion of non-current borrowings. gross	$ 8,157	7,157
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.74%
Non-current portion of non-current borrowings. gross	$ 82	119
Current borrowings. gross	$ 33	96
Debt Contract Brazil [Member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	10.18%
Non-current portion of non-current borrowings. gross	$ 153	200
Current borrowings. gross	$ 43	49
Debt Contract Brazil [Member] | SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.89%
Non-current portion of non-current borrowings. gross	$ 150	150
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.04%
Non-current portion of non-current borrowings. gross	$ 4,255	3,945
Current borrowings. gross	$ 645	500
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.23%
Non-current portion of non-current borrowings. gross	$ 9	9
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.11%
Non-current portion of non-current borrowings. gross	$ 54	67
Current borrowings. gross	$ 12	$ 12